Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2013
Regulatory Capital Requirements [Abstract]
Schedule of Bank's actual and required capital amounts and ratios
The Bank’s actual and required capital amounts and ratios are as follows:

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2013:
Total Capital
(to Risk Weighted Assets)	$68,268,705	15.97%	$34,203,250	8%	$42,754,062	10%
Tier I Capital
(to Risk Weighted Assets)	$65,158,930	15.25%	$17,101,625	4%	$25,652,437	6%
Tier I Capital
(to Average Assets)	$65,158,930	9.03%	$28,848,336	4%	$36,060,420	5%

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2012:
Total Capital
(to Risk Weighted Assets)	$63,590,679	15.16%	$33,552,340	8%	$41,940,426	10%
Tier I Capital
(to Risk Weighted Assets)	$60,814,822	14.50%	$16,776,170	4%	$25,164,255	6%
Tier I Capital
(to Average Assets)	$60,814,822	9.33%	$26,064,343	4%	$32,580,429	5%

Schedule of reconciliation of Bank capital to regulatory capital
The following represents a reconciliation of Bank capital to regulatory capital as of December 31:

	December 31,
	2013	2012

GAAP equity	$85,746,512	$87,726,780
Accumulated other comprehensive loss (income)	5,142,627	(910,594)
Goodwill, net of applicable deferred taxes	(24,476,581)	(24,734,104)
Intangible assets, net of applicable deferred taxes	(1,030,368)	(1,218,570)
Disallowed portion of mortgage servicing rights	(41,086)	(48,690)
Disallowed portion of deferred taxes	(182,174)	—
Tier 1 Capital	$65,158,930	$60,814,822
General regulatory allowance for loan losses	3,109,775	2,775,857
Total Capital	$68,268,705	$63,590,679